Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Shareholders Equity
Shareholders Equity

13. Shareholders’ Equity

(a) Share capital

	Number of shares 2022	Number of shares 2021	Number of shares 2020
	Ordinary	Ordinary	Ordinary
Balance at January 1	74,865,381	54,131,553	53,975,838
Issued for cash	9,381,586	20,498,451	53,708
Issued for services	—	112,657	102,007
Exercise of share options / vesting of RSUs	144,688	474,887	303,408
Treasury shares issued (transferred)	(144,688)	(352,167)	(303,408)
Balance at December 31	84,246,967	74,865,381	54,131,553

The authorized share capital of the Company amounting to € 13,600,000 consists of 170,000,000 ordinary shares and 170,000,000 preference shares with a par value of € 0.04 per share. At December 31, 2022, 84,246,967 ordinary shares were issued. 80,817,079 ordinary shares were fully paid, and 3,429,888 ordinary shares were held by the Company as treasury shares (2021: 3,574,576).

In March 2020, the Company entered into a sales agreement that permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold in one or more at-the-market offerings with Citigroup Global Markets, Inc. and Cantor Fitzgerald & Co. In January 2021, the Company issued 585,398 ordinary shares under this sales agreement. The gross proceeds from this sale amounted to € 2,767,000, with transaction costs amounting to € 114,000, resulting in net proceeds of € 2,653,000. In 2020, no shares were issued pursuant to this ATM facility.

In April 2021, the Company consummated an underwritten public offering of 15,923,077 ordinary shares at an issue price of $ 6.50 per share. The gross proceeds from this offering amounted to € 88,115,000 while the transaction costs amounted to € 5,499,000, resulting in net proceeds of € 82,616,000.

In September 2021, the Company issued 3,989,976 shares to Eli Lilly and Company (“Lilly”) pursuant to the licensing and research collaboration between the Company and Lilly, resulting in gross proceeds of € 23,223,000, with no significant transaction costs. This amount excludes a premium paid by Lilly that is considered to be part of the transaction price of the Collaboration agreement (refer to note 17).

In November, 2021, the Company filed a shelf registration statement, which permitted: (a) the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units; and (b) as part of the $ 300,000,000, the offering, issuance and sale by us of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold under a sales agreement with Cantor Fitzgerald & Co in one or more at-the-market offerings. In 2021 and 2022, no shares were issued pursuant to this ATM facility.

In December 2022, the Company issued 9,381,586 shares to Lilly pursuant to the amended and restated licensing and research collaboration between the Company and Lilly, resulting in gross proceeds of € 14,122,000, with no significant transaction costs.

(b) Equity settled employee benefit reserve

The costs of share options and RSUs for employees, members of the Supervisory Board and members of the Management Board are recognized in the income statement, together with a corresponding increase in equity during the vesting period, taking into account (deferral of) corporate income taxes. The accumulated expense of share-based compensation recognized in the income statement is shown separately in the equity category ‘equity settled employee benefit reserve’ in the ‘statement of changes in equity’. On September 25, 2017, we established a Dutch foundation named Stichting Bewaarneming Aandelen ProQR for holding shares in trust for employees, members of the Management Board and members of the Supervisory Board of the Company and its group companies who from time to time could exercise options under the Company’s equity incentive plans.

(c) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(d) Share options and restricted stock units

The Company operates an equity-settled share-based compensation plan which was introduced in 2013. Options and RSUs may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The compensation expenses included in operating costs for this plan were € 2,869,000 in 2022 (2021: € 6,216,000), of which € 1,982,000 (2021: € 3,636,000) was recorded in general and administrative costs and € 887,000 (2021: € 2,580,000) was recorded in research and development costs based on employee allocation.

Options granted under this stock option plan are exercisable once vested. Any vesting schedule may be attached to the granted options and restricted stock units (RSUs). Typical vesting periods are:

●	Four years, with 25% vesting after every year.
●	Four years, in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date.
●	Two years, with 25% vesting after every six months.

The options expire ten years after date of grant. Options granted under the stock option plan are granted at exercise prices which equal either the face value or the fair value of the ordinary shares of the Company at the date of the grant.

The fair value of the options is estimated at the date of grant using the Black-Scholes option-pricing model, with on average the following assumptions:

	Options granted		Options granted		Options granted
	in 2022		in 2021		in 2020
Risk-free interest rate	2.570%		0.510%		1.432%
Expected dividend yield	—%		—%		—%
Expected volatility	101.0%		79.0%		78.7%
Expected life in years	5	years	5	years	5	years

The resulting weighted average grant date fair value of the options amounted to € 0.67 in 2022 (2021: € 2.58). The stock options granted have a 10-year life following the grant date and are assumed to be exercised five years from date of grant for all awards.

The fair value of RSUs is determined at the grant date by using the Company’s share price at the grant date. The resulting weighted average grant date fair value of the RSUs amounted to € 1.06 in 2022 (2021: € 4.27).

Movements in the number of options outstanding and their related weighted average exercise prices are as follows:

	2022		2021		2020
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	7,643,143	€6.13	7,021,235	€6.47	5,575,454	€5.80
Granted	5,230,405	€0.89	1,492,034	€4.34	1,851,056	€7.88
Forfeited	(1,177,622)	€5.84	(341,448)	€8.68	(85,584)	€7.14
Exercised	(1,590)	€2.72	(474,887)	€3.35	(303,408)	€2.34
Expired	(415,126)	€7.94	(53,791)	€9.53	(16,283)	€8.26
Balance at December 31	11,279,210	€3.66	7,643,143	€6.13	7,021,235	€6.47
Exercisable at December 31	5,235,914		4,221,503		3,401,449

The options outstanding at December 31, 2022 had an exercise price in the range of € 0.62 to € 20.51 (2021: € 1.11 to € 19.32) and a weighted-average contractual life of 7.0 years (2021: 6.6 years). The weighted-average share price at the date of exercise for share options exercised in 2022 was € 5.26 (2021: € 5.81).

Movements in the number of RSUs outstanding are as follows:

	2022	2021	2020
	Number of	Number of	Number of
	RSUs	RSUs	RSUs
Balance at January 1	536,118	—	—
Granted	353,116	545,613	—
Forfeited	(371,102)	(9,495)	—
Released	(147,170)	—	—
Balance at December 31	370,962	536,118	—

Please refer to note 27 for the share-based compensation granted to key management personnel.